INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total
Balance at beginning at Dec. 31, 2023	€ 4,926,000	€ 246,127,000	€ 7,661,000	€ 137,000	€ (160,829,000)	€ 98,022,000
Loss for the period					(25,030,000)	(25,030,000)
Other comprehensive income/(loss) for the period				(22,000)		(22,000)
Total comprehensive income/(loss) for the period				(22,000)	(25,030,000)	(25,052,000)
Equity-settled share-based payments
Granted during the period			1,499,000			1,499,000
Expired during the period			(186,000)		186,000
Exercised during the period	4,000	143,000	(133,000)		133,000	147,000
Issuance of shares for cash	975,000	47,452,000				48,427,000
Transaction costs		(2,900,000)				(2,900,000)
Total transactions with owners of the company recognized directly in equity	979,000	44,695,000	1,180,000		319,000	47,173,000
Balance at end at Jun. 30, 2024	5,905,000	290,822,000	8,841,000	115,000	(185,540,000)	120,143,000
Balance at beginning at Dec. 31, 2024	6,430,000	314,345,000	9,300,000	914,000	(217,735,000)	113,254,000
Loss for the period					(42,991,000)	(42,991,000)
Other comprehensive income/(loss) for the period				230,000		230,000
Total comprehensive income/(loss) for the period				230,000	(42,991,000)	(42,761,000)
Equity-settled share-based payments
Granted during the period			2,860,000			2,860,000
Expired during the period			(466,000)		466,000
Exercised during the period	1,000	43,000	(49,000)		49,000	44,000
Total transactions with owners of the company recognized directly in equity	1,000	43,000	2,345,000		515,000	2,904,000
Balance at end at Jun. 30, 2025	€ 6,431,000	€ 314,388,000	€ 11,645,000	€ 1,144,000	€ (260,211,000)	€ 73,397,000